Employee Benefit Plans (Amounts Recognized In Balance Sheet) (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive net loss	$ (164)	$ (164)	$ (101)	$ (111)	$ (113)
Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities		(4)	(4)
Other noncurrent liabilities		(909)	(896)
Net liability recognized		(913)	(900)
Net loss		534	538
Net regulatory asset recognized		534	538
Accumulated other comprehensive net loss		147	124
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Other current liabilities		(7)	(12)
Other noncurrent liabilities		(867)	(1,037)
Net liability recognized		(874)	(1,049)
Net loss		171	402
Prior service cost (credit)		(57)	(86)
Net regulatory asset recognized		114	316
Accumulated other comprehensive net loss		$ 1	$ 3